UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of Registrant as specified in charter)

One Lincoln Street
Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Item 1: Reports to Shareholders.

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO (FORMERLY, STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO) ANNUAL REPORT December 31, 2016

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
(formerly, State Street Navigator Securities Lending Prime Portfolio)

Annual Report
December 31, 2016

Table of Contents

Portfolio Statistics (Unaudited)	1
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	16
Other Information (Unaudited)	17

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2016
Treasury Repurchase Agreements	54.4%
Government Agency Repurchase Agreements	35.8
Government Agency Debt	6.7
Other Assets in Excess of Liabilities	3.1
Total	100.0%

Portfolio Composition By Rating*	December 31, 2016
Repurchase Agreements (A-1)	42.4%
Repurchase Agreements (A-1+)	47.7%
A-1+	6.8%
Other Assets in Excess of Liabilities	3.1
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund's composition will vary over time.

See accompanying notes to financial statements.
1

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments
December 31, 2016

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 6.7%
P-1, A-1+	Federal Farm Credit Bank (a)	0.515%	01/03/2017	10/03/2017	$21,200,000	$21,198,382
P-1, A-1+	Federal Farm Credit Bank (a)	0.786%	01/17/2017	01/17/2017	32,700,000	32,702,782
P-1, A-1+	Federal Home Loan Bank (a)	0.418%	01/19/2017	04/19/2017	14,600,000	14,600,000
P-1, A-1+	Federal Home Loan Bank (a)	0.461%	01/27/2017	07/27/2017	23,000,000	22,985,627
P-1, A-1+	Federal Home Loan Bank (a)	0.468%	01/13/2017	07/13/2017	98,000,000	98,000,000
P-1, A-1+	Federal Home Loan Bank (a)	0.476%	01/12/2017	07/12/2017	62,000,000	62,000,000
P-1, A-1+	Federal Home Loan Bank (a)	0.480%	01/17/2017	07/17/2017	25,000,000	25,000,000
P-1, A-1+	Federal Home Loan Bank (a)	0.561%	01/19/2017	04/19/2017	14,600,000	14,599,781
P-1, A-1+	Federal Home Loan Bank (a)	0.566%	01/18/2017	04/18/2017	38,000,000	38,000,000
P-1, A-1+	Federal Home Loan Bank (a)	0.574%	01/11/2017	08/11/2017	13,000,000	13,000,000
P-1, A-1+	Federal Home Loan Bank (a)	0.675%	01/16/2017	08/16/2017	21,500,000	21,500,000
P-1, A-1+	Federal Home Loan Bank (a)	0.677%	03/13/2017	12/13/2017	63,600,000	63,600,000
P-1, A-1+	Federal Home Loan Bank (a)	0.677%	01/16/2017	08/16/2017	35,900,000	35,900,000
P-1, A-1+	Federal Home Loan Bank (a)	0.704%	01/17/2017	08/17/2017	21,500,000	21,500,000
P-1, A-1+	Federal Home Loan Bank (a)	0.706%	01/17/2017	08/17/2017	50,300,000	50,300,000
P-1, A-1+	Federal Home Loan Mortgage Corp. (a)	0.526%	01/17/2017	04/17/2017	84,800,000	84,800,000
TOTAL GOVERNMENT AGENCY DEBT						619,686,572
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 35.8%
P-2, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a U.S. Government Obligation, 4.000% due 07/20/2046, valued at $51,000,001); expected proceeds $50,002,778	0.500%	01/03/2017	01/03/2017	50,000,000	50,000,000
P-1, A-1	Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by various U.S. Government Obligations, 3.000% - 7.000% due 07/01/2031 - 12/01/2046, valued at $79,564,420); expected proceeds $78,004,333	0.500%	01/03/2017	01/03/2017	78,000,000	78,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by various U.S. Government Obligations, 2.000% - 7.000% due 09/01/2018 - 01/01/2047, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2017, a U.S. Treasury Bond, 8.875% due 08/15/2017, U.S. Treasury Notes, 1.875% - 2.750% due 01/31/2018 - 04/30/2018, and a U.S. Treasury Strip, 0.000% due 05/15/2019, valued at $514,080,000); expected proceeds $504,028,000	0.500%	01/03/2017	01/03/2017	504,000,000	504,000,000

See accompanying notes to financial statements.
2

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2016

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/27/2016 (collateralized by various U.S. Government Obligations, 2.000% - 6.500% due 08/01/2022 - 01/01/2047, valued at $510,000,000); expected proceeds $500,053,472	0.550%	01/03/2017	01/03/2017	$500,000,000	$500,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri- Party), dated 12/28/2016 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 08/01/2024 - 12/01/2046, valued at $255,000,000); expected proceeds $250,026,736	0.550%	01/04/2017	01/04/2017	250,000,000	250,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri- Party), dated 12/30/2016 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 01/01/2021 - 09/01/2046, valued at $408,000,000); expected proceeds $400,041,222	0.530%	01/06/2017	01/06/2017	400,000,000	400,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri- Party), dated 12/30/2016 (collateralized by various U.S. Government Obligations, 3.500% - 5.000% due 07/01/2042 - 11/01/2045, valued at $329,460,000); expected proceeds $323,018,662	0.520%	01/03/2017	01/03/2017	323,000,000	323,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/30/2016 (collateralized by various U.S. Government Obligations, 2.500% - 7.000% due 02/01/2021 - 11/01/2046, valued at $204,003,652); expected proceeds $200,011,111	0.500%	01/03/2017	01/03/2017	200,000,000	200,000,000

See accompanying notes to financial statements.
3

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2016

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/27/2016 (collateralized by various U.S. Government Obligations, 2.500% -3.000% due 03/20/2041 -06/20/2046, a U.S. Treasury Bill, 0.000% due 06/22/2017, a U.S. Treasury Inflation Index Bond, 1.750% due 01/15/2028, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2022 -07/15/2024, U.S. Treasury Bonds, 3.000% - 8.000% due 11/15/2021 -05/15/2042, and U.S. Treasury Notes, 0.592% - 2.625% due 05/15/2017 - 09/30/2021, valued at $510,000,043); expected proceeds $500,051,528	0.530%	01/03/2017	01/03/2017	$500,000,000	$500,000,000
P-1, A-1+	Agreement with TD Securities (USA)LLC and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by various U.S. Government Obligations, 3.000% - 4.000% due 10/01/2043 - 11/01/2046, valued at $178,510,313); expected proceeds $175,010,111	0.520%	01/03/2017	01/03/2017	175,000,000	175,000,000
NR, A-1+	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri- Party), dated 12/30/2016 (collateralized by a U.S. Government Obligation, 3.000% due 12/01/2046, valued at $306,017,001); expected proceeds $300,016,667	0.500%	01/03/2017	01/03/2017	300,000,000	300,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						3,280,000,000
	TREASURY REPURCHASE AGREEMENTS — 54.4%
P-2, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri- Party), dated 12/30/2016 (collateralized by a U.S. Treasury Note, 1.875% due 08/31/2022, valued at $1,861,576); expected proceeds $1,825,101	0.500%	01/03/2017	01/03/2017	1,825,000	1,825,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by U.S. Treasury Notes, 1.000% - 1.500% due 09/30/2019 - 02/28/2023, valued at $663,000,077); expected proceeds $650,068,250	0.540%	01/06/2017	01/06/2017	650,000,000	650,000,000

See accompanying notes to financial statements.
4

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2016

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party) , dated 12/30/2016 (collateralized by U.S. Treasury Notes, 1.625% - 2.625% due 11/15/2020 - 04/30/2023, valued at $105,060,089); expected proceeds $103,006,066	0.530%	01/03/2017	01/03/2017	$103,000,000	$103,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by U.S. Treasury Bonds, 3.000% - 3.875% due 08/15/2040 - 05/15/2042, valued at $3,898,216,643); expected proceeds $3,898,216,556	0.500%	01/03/2017	01/03/2017	3,898,000,000	3,898,000,000
P-1, A-1	Agreement with Lloyds Bank PLC, dated 12/16/2016 (collateralized by a U.S. Treasury Bond, 6.000% due 02/15/2026, valued at $76,699,054); expected proceeds $75,163,125 (b)	0.870%	01/03/2017	03/16/2017	75,000,000	75,000,000
P-1, A-1	Agreement with MUFG Securities, dated 12/23/2016 (collateralized by U.S. Treasury Notes, 1.375% - 2.250% due 02/29/2020 - 11/30/2022, valued at $102,497,257); expected proceeds $100,068,750 (b)	0.750%	01/25/2017	01/25/2017	100,000,000	100,000,000
P-1, A-1	Agreement with MUFG Securities, dated 12/30/2016 (collateralized by U.S. Treasury Bills, 0.000% due 03/02/2017 - 05/18/2017, a U.S. Treasury Bond, 3.000% due 11/15/2045, and U.S. Treasury Notes, 1.625% - 1.875% due 05/31/2022 - 08/15/2022, valued at $158,982,804); expected proceeds $155,848,223	0.550%	01/03/2017	01/03/2017	155,838,700	155,838,700
TOTAL TREASURY REPURCHASE AGREEMENTS						4,983,663,700
TOTAL INVESTMENTS — 96.9%(c)(d)						8,883,350,272
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.1%						283,770,261
NET ASSETS — 100.0%						$9,167,120,533

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	Rate represents annualized yield at date of purchase.
(b)	Illiquid security. These securities represent $175,000,000 or 1.9% of net assets as of December 31, 2016.
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
(d)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.
5

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY
MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

ASSETS
Investments in securities, at amortized cost (Note 2)	$619,686,572
Repurchase agreements, at amortized cost	8,263,663,700
Total Investments	8,883,350,272
Cash	283,508,169
Interest receivable (Note 2)	724,074
Receivable from Adviser (Note 4)	47,325
Prepaid expenses and other assets	58,421
TOTAL ASSETS	9,167,688,261

LIABILITIES
Advisory fee payable (Note 4)	157,346
Custodian fees payable (Note 4)	13,174
Administration fees payable (Note 4)	46,000
Trustees’ fees and expenses payable (Note 5)	1,128
Transfer agent fees payable (Note 4)	12,793
Distribution payable	252,337
Professional fees payable	74,748
Accrued expenses and other liabilities	10,202
TOTAL LIABILITIES	567,728
NET ASSETS	$9,167,120,533

NET ASSETS CONSIST OF:
Paid-in Capital	$9,167,080,321
Undistributed (distribution in excess of) net investment income (loss)	8,840
Accumulated net realized gain (loss) on investments	31,372
NET ASSETS	$9,167,120,533

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	9,167,073,879

See accompanying notes to financial statements.
6

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY
MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

INVESTMENT INCOME
Interest income	$94,304,364
EXPENSES
Advisory fee (Note 4)	3,429,709
Administration fees (Note 4)	1,469,875
Custodian fees (Note 4)	708,468
Trustees' fees and expenses (Note 5)	424,552
Transfer agent fees (Note 4)	293,975
Professional fees	348,658
Insurance expense	286,106
Miscellaneous expenses	25,465
TOTAL EXPENSES	6,986,808
Expenses waived/reimbursed by the Adviser (Note 4)	(385,370)
NET EXPENSES	6,601,438
NET INVESTMENT INCOME (LOSS)	87,702,926

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	31,372
Net realized gain (loss)	31,372
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$87,734,298

See accompanying notes to financial statements.
7

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY
MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended 12/31/16	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$87,702,926	$47,325,302
Net realized gain (loss)	31,372	8,840
Net increase (decrease) in net assets resulting from operations	87,734,298	47,334,142

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(87,702,926)	(47,325,302)
Net realized gains	–	(26,796)
Total distributions to shareholders	(87,702,926)	(47,352,098)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	215,735,097,015	245,342,290,375
In-kind redemption (Note 1)	(1,023,953,063)	–
Cost of shares redeemed	(226,360,335,505)	(245,878,636,842)
Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(11,649,191,553)	(536,346,467)
Net increase (decrease) in net assets during the period	(11,649,160,181)	(536,364,423)

Net assets at beginning of period	20,816,280,714	21,352,645,137
NET ASSETS AT END OF PERIOD	$9,167,120,533	$20,816,280,714

See accompanying notes to financial statements.
8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY
MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/16	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12
Net asset value, beginning of period	$1.0000	$1.0000		$1.0000		$1.0000		$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0043	0.0019	(a)	0.0015	(a)	0.0018	(a)	0.0029	(a)
Net realized gain (loss)	0.0000 (b)	0.0000	(b)	0.0000	(b)	0.0000	(b)	0.0000	(b)
Total from investment operations	0.0043	0.0019		0.0015		0.0018		0.0029
Distributions to shareholders from:
Net investment income	(0.0043)	(0.0019)		(0.0015)		(0.0018)		(0.0029)
Net realized gain (loss)	-	(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)	(0.0000	)(b)
Total from investment operations	(0.0043)	(0.0019)		(0.0015)		(0.0018)		(0.0029)
Net asset value, end of period	$1.0000	$1.0000		$1.0000		$1.0000		$1.0000
Total return(c)	0.43%	0.19%		0.15%		0.19%		0.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,167,121	$20,816		$21,353		$14,157		$16,363
Ratios to average net assets:
Total expenses	0.04%	0.03%		0.03%		0.03%		0.03%
Net expenses	0.03%	0.03%		0.03%		0.03%		0.03%
Net investment income (loss)	0.45%	0.19%		0.15%		0.18%		0.29%

(a)	Per share numbers have been calculated using the average shares outstanding, which more appropriately presents the per share data for those periods.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements.

9

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements
December 31, 2016

1.	Organization

State Street Navigator Securities Lending Trust (the “Trust”) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2016, the Trust offers two (2) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Government Money Market Portfolio (formerly, State Street Navigator Securities Lending Prime Portfolio) (the “Fund”) is authorized to issue an unlimited number of shares with $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). There are other affiliated trusts that participate in the SLP and invest collateral in the Fund. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek (i) current income to the extent consistent with the preservation of capital and liquidity; and (ii) the maintenance of a stable $1.00 per share NAV.

Through October 13, 2016, the Fund’s strategy was to invest in the following high-quality U.S. dollar-denominated instruments: U.S. Government securities, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, master demand notes, repurchase agreements, asset-backed securities, floating-rate notes, medium term notes and master term notes.

Effective October 14, 2016 (the “Modification Date”), the Fund’s investment strategy is to invest 99.5% or more of its total assets in (i) cash; (ii) securities issued or guaranteed as to principal or interest by the United States; or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing (“U.S. Government Securities”); and (iii) and repurchase agreements collateralized fully by cash or U.S. Government Securities. This was designed to permit the Fund to operate as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act, to comply with the Money Market Reform Rule that became effective on October 14, 2016. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to the declines in the Fund’s weekly liquid assets.

On July 11, 2016, 141 securities totaling $1,023,953,063 at amortized cost and $348,717,275 in cash were redeemed by way of an in-kind distribution of approximately 6.1% of the assets of the Fund to invest in a new series of the Trust, State Street Navigator Securities Lending Prime Portfolio II (name changed to State Street Navigator Securities Lending Portfolio I, effective October 12, 2016), which commenced operations on the same day. The redemption did not affect the net asset value per share of the Fund, which remained at $1.00. The transfer is disclosed in the Statement of Changes in Net Assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
10

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2016

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1—Unadjusted quoted prices in active markets for identical asset or liability;

•
Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended December 31, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
11

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2016

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Distributions

Distributions from net investment income, if any, are declared daily and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2016, the Fund had invested in repurchase agreements with the gross values of $8,263,663,700 and associated collateral equal to $8,351,952,932.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Effective July 26, 2016, SSGA FM is contractually obligated until July 26, 2017 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.034% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated during the relevant period except with approval of the Fund's Board.
12

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2016

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as sub-administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee equal to 0.0075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee.

Custody and Fund Accounting Fee

State Street serves as the custodian for the Fund. Under the terms of the Custody and Fund Accounting Agreement, the Fund pays an annual fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee

State Street serves as the transfer agent for the Fund. Under the terms of the Transfer Agency Agreement, the Fund pays an annual fee to State Street equal to 0.0015% of the Fund’s average daily net assets.

Other Transactions with Affiliates

In December 2015, State Street, the Funds’ custodian, announced a review of the manner in which it invoiced certain expenses to certain of its Investment Servicing clients, primarily in the United States, during an 18-year period going back to 1998 and its determination that it had incorrectly invoiced clients for certain expenses. State Street informed its clients that it will pay to them the expenses it concluded were incorrectly invoiced to them, plus interest.

The amounts in the table below represent the refunded expenses and interest credited to the Funds for the periods in question.

Refunded Custody Expense*	Interest*	Total	% of Net Assets at 12/31/16
$29,105	$3,607	$32,712	0.0%**

*	Refunded Custody Expense and Interest appear on the Statements of Operations in Custodian fees and Interest income, respectively.

**	Amount is less than 0.005% of net assets.

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2016, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	4	69.16%

13

State Street Navigator Securities Lending Trust
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Notes to Financial Statements – (continued)
December 31, 2016

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions.

As of December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The tax character of distributions paid during the period ended December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Navigator Securities Lending Government Money Market Portfolio	$87,702,926	$—	$—	$87,702,926

The tax character of distributions paid during the period ended December 31, 2015, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Navigator Securities Lending Government Money Market Portfolio	$47,352,098	$—	$—	$47,352,098

At December 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Navigator Securities Lending Government Money Market Portfolio	$40,212	$—	$—	$—	$—	$40,212
14

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2016

7.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

Report of Independent Registered Public Accounting Firm

To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending Government Money Market Portfolio (formerly State Street Navigator Securities Lending Prime Portfolio)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the State Street Navigator Securities Lending Government Money Market Portfolio (formerly State Street Navigator Securities Lending Prime Portfolio) (one of the Portfolios constituting the State Street Navigator Securities Lending Trust, hereafter referred to as the "Fund") as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 22, 2017
16

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information
December 31, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2016 to December 31, 2016.

The table below illustrates your Fund’s cost in two ways:

• Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

• Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Government Money Market Portfolio	0.03%	$1,001.90	$0.15	$1,025.00	$0.15

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
17

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
December 31, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records
Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule
The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free).

Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s monthly Form N-MFP filings are available (1) on the SEC’s website at www.sec.gov, or (2) at SEC’s Public Reference Room in Washington, DC., or (3) by calling 1-877-521-4083 (toll free).
18

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
December 31, 2016 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
William L. Boyan(1) c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee	Term: Indefinite Elected: 7/16	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999; Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	78	Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008).
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	72
Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee	Term: Indefinite Elected: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	78
19

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
December 31, 2016 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee	Term: Indefinite Elected: 7/16	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	78
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected:7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	78	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
20

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
December 31, 2016 (Unaudited)

Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee	Term: Indefinite Elected: 7/16
March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief
Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; 2003 to 2009, Trustee, Gettysburg College; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003-Present); Board member, Regenesis Biomedical (health care services) (April 2012-present), Chairman, (January 2014 – present).
				78
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee	Term: Indefinite Elected: 7/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	78	Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009).
21

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
December 31, 2016 (Unaudited)

George J. Sullivan, Jr. c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee	Term: Indefinite Elected: 2/96	Retired since January 2011; previously, President, Newfound Consultants Inc., a financial consulting firm (1997 – January 2011); Member of the Board of Governors of the Independent Directors Council.	5
Trustee, director of various registered investment companies with multiple portfolios, advised and /or administered by SEI Corporation; Member of the Independent Review Committee for SEI’s Canadian-registered mutual funds.

Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee	Term: Indefinite Elected: 7/16	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	72
Peter Tufano c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1957	Trustee	Term: Indefinite Elected: 2/96	Dean, University of Oxford’s Said Business School (2011– present); Sylvan C. Coleman Senior Associate Dean and Professor of Financial Management at Harvard Business School (1989 – 2011).	5	Trustee, GMO Funds.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee	Term: Indefinite Elected: 7/16	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 - 1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007).	78
22

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
December 31, 2016 (Unaudited)

INTERESTED TRUSTEES(2)(3)
Nicholas Bonn(2) State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 YOB: 1961	Trustee	Term: Indefinite Elected: 2/12
Head of the Securities Finance division of State Street (2010 – 2013); Head of Portfolio Solutions for State Street Global Markets (1992 – 2008) and (2012 – present); Global head of sales for State Street Global Markets and Securities Finance (2009 – 2010); Head of Sales for State Street’s combined trading and lending businesses (2009 – 2010); Managing Director of State Street’s equity trading and transition management business (1992 – 2008); Board Member of Northeastern University’s College of Business (2003-present); Board Member of the Securities Industry and Financial Markets Association (SIFMA) Institutional Brokerage Committee (2011-present); Board Member of ABA Securities Association (ABASA) (2014-present); Board Member of Elkins McSherry, LLC (2001-present).
				5
President, Chief Executive Officer and Chairman of the Board of State Street Global Markets, LLC (2003-present);
Board Member of State Street Global Markets International Ltd (2003-2014); Board Member of State Street New Hampshire (2011- 2013).

James E. Ross(3) c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected: 7/16	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Director, State Street Global Markets, LLC (2013 -present); Executive Vice President and Principal, State Street Global Advisors (2006-present); President, SSGA Funds Management, Inc. (2005 – 2012).	265	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
23

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
December 31, 2016 (Unaudited)

(1)	Mr. Boyan retired as a Trustee of the Trust effective February 15, 2017.
(2)	Mr. Bonn is an Interested Trustee because of his employment by State Street Bank and Trust Company, an affiliate of the Trust.
(3)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

†
For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 9/12	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992-present).*
H. Owen Nichols State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 YOB: 1974	Vice President	Term: Indefinite Elected: 9/12	Managing Director of the Securities Finance division of State Street (2006 - present).
Elizabeth A. Shea State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 YOB: 1964	Vice President	Term: Indefinite Elected: 10/15
Managing Director, Corporate Compliance of the Securities Finance division of State Street (2015 – present); Vice President, Corporate Compliance of the Securities Finance division of State Street (2002 – 2015).

Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Treasurer	Term: Indefinite Elected: 6/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Deputy Treasurer	Term: Indefinite Elected: 3/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
24

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
December 31, 2016 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005- present)*; Managing Director, State Street Global Advisors (2005 – present).*
Darlene Anderson-Vasquez SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 3/16
Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).

Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer, AML Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 10/13
Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – Present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
25

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
December 31, 2016 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Khimmara Greer State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 11/16
Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

26

Trustees
Nicholas Bonn
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
George J. Sullivan Jr.
Bruce D. Taber
Peter Tufano
Douglas T. Williams

Investment Adviser and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I (FORMERLY, STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO II) ANNUAL REPORT December 31, 2016

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
(formerly, State Street Navigator Securities Lending Prime Portfolio II)

Annual Report
December 31, 2016

Table of Contents

Portfolio Statistics (Unaudited)	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	17
Other Information (Unaudited)	18

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Portfolio Statistics (Unaudited)

The Fund has less than six months of operations as of December 31, 2016, and, therefore, no performance information is provided in this report.

Portfolio Composition*	December 31, 2016
Certificates of Deposit	46.3%
Other Repurchase Agreements	19.8
Financial Company Commercial Paper	15.9
Asset Backed Commercial Paper	6.2
Other Commercial Paper	5.7
Other Notes	3.4
Government Agency Debt	2.6
Other Assets in Excess of Liabilities	0.1
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund's composition will vary over time.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
December 31, 2016

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.9%
ASSET BACKED COMMERCIAL PAPER — 6.2%
Alpine Securitization Ltd.
1.04%, 2/10/2017 (a)	15,000,000	$14,987,400
Collateralized Commercial Paper Co. LLC
1.00%, 1/5/2017 (a)	15,000,000	14,998,688
Collateralized Commercial Paper Co. LLC
1.00%, 3/10/2017 (a)	15,000,000	14,975,296
Kells Funding LLC
0.97%, 5/4/2017 (a)	10,000,000	10,003,940
Kells Funding LLC
0.98%, 3/8/2017 (a)	15,000,000	14,977,248
Kells Funding LLC
1.04%, 1/12/2017 (a)	10,000,000	9,998,086
Kells Funding LLC
1.04%, 1/20/2017 (a)	5,000,000	4,998,308
		84,938,966
CERTIFICATES OF DEPOSIT — 46.3%
Bank of Montreal
0.89%, 1/4/2017	5,000,000	5,000,135
Bank of Montreal
0.90%, 1/6/2017	5,000,000	5,000,192
Bank of Montreal
1.00%, 4/3/2017	10,000,000	9,997,608
Bank of Montreal
1.04%, 5/3/2017	15,000,000	15,008,666
Bank of Montreal
1.22%, 11/9/2017	12,000,000	12,004,738
Bank of Nova Scotia
1.33%, 2/17/2017	10,000,000	10,008,236
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.72%, 1/30/2017	10,000,000	10,001,245
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.00%, 1/9/2017	20,000,000	20,002,897
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.00%, 1/11/2017	5,000,000	5,000,854
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.02%, 3/27/2017	11,000,000	11,003,423
Barclays Bank PLC
1.29%, 6/1/2017	15,000,000	15,011,271
BNP Paribas
0.96%, 3/2/2017	10,000,000	10,001,680
BNP Paribas
1.00%, 2/6/2017	20,000,000	20,005,300
Canadian Imperial Bank of Commerce
1.21%, 1/23/2017	20,000,000	20,007,302
Canadian Imperial Bank of Commerce
1.27%, 1/26/2017	15,000,000	15,006,724
Citibank NA
0.89%, 2/22/2017	15,000,000	15,001,181
Citibank NA
1.00%, 3/13/2017	15,000,000	15,004,174

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2016

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Citibank NA
1.05%, 4/5/2017	15,000,000	$15,001,488
Credit Agricole Corporate & Investment Bank
0.87%, 2/3/2017	10,000,000	10,001,720
Credit Agricole Corporate & Investment Bank
0.92%, 2/1/2017	15,000,000	15,003,295
ING Bank NV
1.05%, 4/3/2017	15,000,000	15,000,000
ING Bank NV
1.22%, 5/3/2017	14,000,000	14,000,000
KBC Bank NV
0.61%, 1/4/2017	20,000,000	19,999,728
Lloyds Bank PLC
1.18%, 7/17/2017	10,000,000	10,002,652
Lloyds Bank PLC
1.27%, 3/8/2017	5,000,000	5,005,352
Lloyds Bank PLC
1.32%, 2/3/2017	10,000,000	10,007,108
Nordea Bank AB
1.18%, 2/13/2017	15,000,000	15,008,472
Norinchukin Bank
0.85%, 1/30/2017	10,000,000	10,000,989
Norinchukin Bank
0.90%, 1/12/2017	5,000,000	5,000,427
Rabobank Nederland NV
1.11%, 2/21/2017	5,000,000	5,002,040
Rabobank Nederland NV
1.17%, 4/3/2017	5,000,000	5,005,196
Rabobank Nederland NV
1.32%, 3/20/2017	10,000,000	10,010,965
Royal Bank of Canada
1.15%, 4/4/2017	10,000,000	10,009,865
Royal Bank of Canada
1.31%, 1/23/2017	15,000,000	15,006,476
Skandinaviska Enskilda Banken AB
1.26%, 2/10/2017	15,000,000	15,010,918
Skandinaviska Enskilda Banken AB
1.26%, 4/25/2017	10,000,000	10,009,556
Societe Generale SA
0.96%, 2/3/2017	8,000,000	8,003,216
Societe Generale SA
1.01%, 1/10/2017	17,000,000	16,998,446
Sumitomo Mitsui Banking Corp.
0.88%, 2/2/2017	15,000,000	15,003,201
Sumitomo Mitsui Banking Corp.
1.03%, 1/25/2017	5,000,000	5,001,448
Svenska Handelsbanken AB
1.15%, 8/15/2017	15,000,000	15,003,935
Svenska Handelsbanken AB
1.21%, 2/3/2017	15,000,000	15,009,138

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2016

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Svenska Handelsbanken AB
1.24%, 5/15/2017	10,000,000	$10,011,068
Swedbank AB
0.55%, 1/4/2017	25,000,000	24,999,781
Toronto Dominion Bank
1.21%, 1/23/2017	10,000,000	10,003,711
Toronto-Dominion Bank
0.61%, 1/13/2017	15,000,000	15,000,294
Toronto-Dominion Bank
0.90%, 3/3/2017	15,000,000	15,000,847
UBS AG
1.10%, 5/8/2017	20,000,000	20,014,173
Wells Fargo Bank NA
1.06%, 1/10/2017	14,000,000	14,001,927
Wells Fargo Bank NA
1 month USD LIBOR + .500%, 1.24%, 4/18/2017 (c)	10,000,000	10,007,699
Westpac Banking Corp.
1.25%, 3/9/2017	15,000,000	15,015,611
		636,226,368
FINANCIAL COMPANY COMMERCIAL PAPER — 15.9%
Bank of Nova Scotia
1.12%, 5/23/2017 (a)	15,000,000	15,002,984
Bank of Nova Scotia
1.24%, 2/17/2017 (a)	5,000,000	5,003,506
Bank of Nova Scotia
1.31%, 1/26/2017 (a)	10,000,000	10,004,783
Commonwealth Bank of Australia
1.15%, 2/14/2017 (a)	20,000,000	20,011,861
Commonwealth Bank of Australia
1.15%, 8/17/2017 (a)	15,000,000	15,003,347
Commonwealth Bank of Australia
1.36%, 2/27/2017 (a)	9,000,000	9,008,750
DBS Bank Ltd
0.85%, 2/3/2017 (a)	20,000,000	19,988,003
DBS Bank Ltd
0.90%, 1/12/2017 (a)	7,000,000	6,998,670
DBS Bank Ltd
1.05%, 1/26/2017 (a)	12,000,000	11,994,717
DnB Bank ASA
1.24%, 5/19/2017 (a)	7,500,000	7,506,184
GE Capital Treasury Services US LLC
0.62%, 1/4/2017 (a)	10,000,000	9,999,146
KFW International Finance, Inc.
0.77%, 1/4/2017 (a)	10,850,000	10,849,016
National Australia Bank Ltd.
1.24%, 4/18/2017 (a)	7,000,000	7,007,569
NRW.Bank
0.68%, 1/11/2017 (a)	3,750,000	3,749,198
NRW.Bank
0.68%, 1/13/2017 (a)	11,250,000	11,247,152

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2016

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
NRW.Bank
0.70%, 1/10/2017 (a)	15,000,000	$14,997,076
NRW.Bank
0.85%, 1/27/2017 (a)	15,000,000	14,991,682
Wells Fargo Bank NA
1.08%, 5/8/2017 (a)	15,000,000	15,004,193
Wells Fargo Bank NA
1.20%, 6/29/2017 (a)	10,000,000	10,000,847
		218,368,684
GOVERNMENT AGENCY DEBT — 2.6%
Federal National Mortgage Assoc.
0.45%, 1/3/2017 (b)	36,000,000	36,000,000
OTHER COMMERCIAL PAPER — 5.7%
Caisse des Depots et Consignations
0.85%, 1/17/2017 (a)	30,000,000	29,992,155
Erste Abwicklungsanstalt
0.98%, 3/20/2017 (a)	10,000,000	9,980,667
Erste Abwicklungsanstalt
1.00%, 3/8/2017 (a)	15,000,000	15,008,445
Erste Abwicklungsanstalt
1.06%, 3/6/2017 (a)	10,000,000	10,005,740
Toyota Motor Credit Corp.
1.00%, 6/7/2017 (a)	14,000,000	13,999,781
		78,986,788
OTHER NOTES — 3.4%
Bank of America NA
1.16%, 5/2/2017	15,000,000	14,999,509
Bank of America NA
1.17%, 5/17/2017	15,000,000	14,999,450
Natixis North America LLC
0.55%, 1/3/2017	17,068,000	17,068,000
		47,066,959
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 9.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a U.S. Government Obligation, 4.000% due 07/20/2046, valued at $64,260,001); expected proceeds $63,003,500 0.50%, 1/3/2017	63,000,000	63,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by various U.S. Government Obligations, 2.688% - 4.000% due 08/01/2039 - 11/20/2045, valued at $63,240,000); expected proceeds $62,003,444 0.50%, 1/3/2017	62,000,000	62,000,000
		125,000,000
TREASURY REPURCHASE AGREEMENTS — 10.7%
Agreement with Calyon Financial Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a U.S. Treasury Note, 1.375% due 02/28/2019, valued at $28,560,046); expected proceeds $28,001,587 0.51%, 1/3/2017	28,000,000	28,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2016

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
TREASURY REPURCHASE AGREEMENTS - (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a U.S. Treasury Note, 1.750% due 11/30/2021, valued at $63,240,027); expected proceeds $62,003,651 0.53%, 1/3/2017	$62,000,000	$62,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 12/07/2017, U.S. Treasury Inflation Index Bonds, 0.750% - 2.375% due 01/15/2027 - 02/15/2042, and U.S. Treasury Notes, 1.000% - 1.625% due 02/15/2018 - 03/31/2019, valued at $59,160,005); expected proceeds $58,003,351 0.52%, 1/3/2017	58,000,000	58,000,000
		148,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,374,270,520)		1,374,587,765
TOTAL INVESTMENTS — 99.9% (Cost $1,374,270,520)		1,374,587,765
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		714,073
NET ASSETS — 100.0%		$1,375,301,838

(a)	Rate shown is the discount rate at time of purchase.
(b)	Rate represents annualized yield at date of purchase.
(c)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2016.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments
Asset Backed Commercial Paper	$—	$84,938,966	$—	$84,938,966
Certificates of Deposit	—	636,226,368	—	636,226,368
Financial Company Commercial Paper	—	218,368,684	—	218,368,684
Government Agency Debt	—	36,000,000	—	36,000,000
Other Commercial Paper	—	78,986,788	—	78,986,788
Other Notes	—	47,066,959	—	47,066,959
Government Agency Repurchase Agreements	—	125,000,000	—	125,000,000
Treasury Repurchase Agreements	—	148,000,000	—	148,000,000
TOTAL INVESTMENTS	$—	$1,374,587,765	$—	$1,374,587,765

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

ASSETS
Investments in securities, at value (Note 2)	$1,101,587,765
Repurchase agreements, at value	273,000,000
Total Investments	1,374,587,765
Cash	863
Interest receivable (Note 2)	846,972
Receivable from Adviser (Note 4)	5,724
TOTAL ASSETS	1,375,441,324

LIABILITIES
Advisory fee payable (Note 4)	30,077
Custodian fees payable (Note 4)	3,594
Administration fees payable (Note 4)	3,336
Trustees’ fees and expenses payable (Note 5)	74
Transfer agent fees payable (Note 4)	2,125
Distribution payable	70,340
Professional fees payable	29,248
Accrued expenses and other liabilities	692
TOTAL LIABILITIES	139,486
NET ASSETS	$1,375,301,838

NET ASSETS CONSIST OF:
Paid-in Capital	$1,374,983,308
Accumulated net realized gain (loss) on investments	1,285
Net unrealized appreciation (depreciation) on:
Investments	317,245
NET ASSETS	$1,375,301,838

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	1,374,983,308

COST OF INVESTMENTS:
Investments at cost	$1,374,270,520

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2016*

INVESTMENT INCOME
Interest income	$4,689,931
EXPENSES
Advisory fee (Note 4)	138,020
Administration fees (Note 4)	48,961
Custodian fees (Note 4)	22,848
Trustees' fees and expenses (Note 5)	6,303
Transfer agent fees (Note 4)	9,792
Professional fees	44,286
Miscellaneous expenses	821
TOTAL EXPENSES	271,031
Expenses waived/reimbursed by the Adviser (Note 4)	(24,891)
NET EXPENSES	246,140
NET INVESTMENT INCOME (LOSS)	4,443,791

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions	1,285
Net realized gain (loss)	1,285
Net change in unrealized appreciation/depreciation on:
Investment transactions	317,245
Net change in unrealized appreciation/depreciation	317,245
NET REALIZED AND UNREALIZED GAIN (LOSS)	318,530
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,762,321

*	For the period July 11, 2016 (inception and commencement of operations date) through December 31, 2016.

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF CHANGES IN NET ASSETS

For the Period 7/11/16* - 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,443,791
Net realized gain (loss)	1,285
Net change in unrealized appreciation/depreciation	317,245
Net increase (decrease) in net assets resulting from operations	4,762,321

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,443,791)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,267,366,183
In-kind subscriptions (Note 1)	1,023,953,063
Cost of shares redeemed	(1,916,335,938)
Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,374,983,308
Net increase (decrease) in net assets during the period	1,375,301,838

Net assets at beginning of period	–
NET ASSETS AT END OF PERIOD	$1,375,301,838

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,291,319,246
Shares redeemed	(1,916,335,938)
Net increase (decrease)	1,374,983,308

*	Inception and commencement of operations date.

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period

	For the Period 7/11/16 * - 12/31/16
Net asset value, beginning of period	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0032	(a)
Total from investment operations	0.0032
Distributions to shareholders from:
Net investment income	(0.0032)
Net asset value, end of period	$1.0000
Total return(b)	0.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,375,302
Ratios to average net assets:
Total expenses	0.04	%(c)
Net expenses	0.04	%(c)
Net investment income (loss)	0.68	%(c)
Portfolio turnover rate	-	%(d)(e)

*	Inception and commencement of operations.
(a)	Per share numbers have been calculated using the average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.
(d)	Not annualized.
(e)	Portfolio Turnover % amounts to 0% as the Fund only held short term investments for the period ended December 31, 2016.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
 State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements
December 31, 2016

1.	Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2016, the Trust offers two (2) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio I (formerly, State Street Navigator Securities Lending Prime Portfolio II) (the “Fund”) is authorized to issue an unlimited number of shares with $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are only offered to, and may be held by, Diamond Hill entities. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

On July 11, 2016, units of the Fund were issued in connection with an in-kind redemption of shares of the State Street Navigator Securities Lending Prime Portfolio (name changed to State Street Navigator Securities Lending Government Money Market Portfolio effective October 5, 2016) and simultaneous in-kind contribution of assets consisting of 141 securities totaling $1,023,953,063 at amortized cost and cash of $348,717,275 as part of the Fund’s formation. The transfer is disclosed in the Statement of Changes in Net Assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
 Notes to Financial Statements – (continued)
December 31, 2016

Valuation techniques used to value the Fund’s investments by major category are as follows:

•
Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•
Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016, is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no material transfers between levels for the period ended December 31, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2016

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Distributions

Distributions from net investment income, if any, are declared daily and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2016, the Fund had invested in repurchase agreements with the gross values of $273,000,000 and associated collateral equal to $278,460,079.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. Effective October 12, 2016, the Fund pays an advisory fee to SSGA FM at an annual rate of 0.0250% of the Fund’s average daily net assets. Prior to October 12, 2016, the Fund paid an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until April 30, 2017 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2017 except with approval of the Fund's Board.

State Street Navigator Securities Lending Trust
 State Street Navigator Securities Lending Portfolio I
 Notes to Financial Statements – (continued)
December 31, 2016

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street, serves as sub-administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee equal to 0.0075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee.

Custody and Fund Accounting Fee

State Street serves as the custodian for the Fund. Under the terms of the Custody and Fund Accounting Agreement, the Fund pays an annual fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee

State Street serves as the transfer agent for the Fund. Under the terms of the Transfer Agency Agreement, the Fund pays an annual fee to State Street equal to 0.0015% of the Fund’s average daily net assets.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2016, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio I	1	100.00%

5.	Trustees' Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

State Street Navigator Securities Lending Trust
 State Street Navigator Securities Lending Portfolio I
 Notes to Financial Statements – (continued)
December 31, 2016

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions.

The tax character of distributions paid during the period ended December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Navigator Securities Lending Portfolio I	$4,443,791	$—	$—	$4,443,791

At December 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
State Street Navigator Securities Lending Portfolio I	$1,285	$—	$—	$317,245	$—	$318,530

*	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of December 31, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$1,374,270,520	$324,267	$7,022	$317,245

State Street Navigator Securities Lending Trust
 State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2016
7.	Risks

Concentration Risk

As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending Portfolio I (formerly State Street Navigator Securities Lending Prime Portfolio II)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the State Street Navigator Securities Lending Portfolio I (formerly State Street Navigator Securities Lending Prime Portfolio II) (one of the Portfolios constituting the State Street Navigator Securities Lending Trust, hereafter referred to as the “Fund”) as of December 31, 2016, the results of its operations for the period then ended, the changes in its net assets for the period then ended and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 22, 2017

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2016

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2016 to December 31, 2016.

The table below illustrates your Fund’s cost in two ways:

• Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

• Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(b)
State Street Navigator
Securities Lending Portfolio I	0.04%	$1,003.20	$0.19	$1,024.90	$0.20

(a)	Actual period is from commencement of operations 7/11/2016.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2016

Proxy Voting Policies and Procedures and Records

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free).

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2016

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSGA Funds Management, Inc. (“SSGA FM”) serves as the investment adviser (the “Adviser”) to the State Street Navigator Securities Lending Portfolio I (“Portfolio I” or the “Fund”), formerly, State Street Navigator Securities Lending Prime Portfolio II (“Prime Portfolio II”), pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSGA FM at an annual rate of 0.0250% of the Fund’s average daily net assets. The Board of Trustees (the “Board”) is legally required to review and re-approve the Advisory Agreement once a year, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”). Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, including the trustees who are not “interested persons” of the Trust or SSGA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at an in-person meeting held on March 8, 2016 and an amendment to the Advisory Agreement (collectively, the “Advisory Agreement”) at an in-person meeting held on June 1, 2016 (collectively, the “Meeting”). In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. At the Meeting, the Board discussed issues pertaining to the approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. Prior to the Meeting, the Board had held an executive session with independent legal counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Trust to SSGA FM, the Board had considered (a) the requirements of the Trust for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

In reaching their determinations relating to the approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”):

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2016

Nature, Extent, and Quality of Services Provided

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust as well as on the meeting materials. The Trustees noted that under the Advisory Agreement, the Adviser is responsible for, among other things with respect to each of the Trust’s operational portfolio series (each an “Operational Portfolio” and collectively, the “Operational Portfolios”) and the Trust’s non-operational portfolio series when open to investment: (i) managing the investment operations of the Operational Portfolios in accordance with each Operational Portfolio’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees, (ii) providing necessary and appropriate reports and information to the Trustees, (iii) maintaining all necessary books and records pertaining to each Operational Portfolio securities transaction, and (iv) furnishing the portfolios with the assistance, cooperation, and information necessary for each portfolio to meet various legal requirements regarding registration and reporting. In connection with the approval of the Advisory Agreement, they noted the distinctive nature of Prime Portfolio II as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Trustees also noted that the investment objective and investment strategies of Prime Portfolio II were the same as those of the State Street Navigator Securities Lending Prime Portfolio (the “Prime Portfolio”), a separate series of the Trust and that subject to shareholder approval, Prime Portfolio II will undergo a name change to State Street Navigator Securities Lending Portfolio I and be converted into a short-term bond fund prior to the implementation of the U.S. Securities and Exchange Commission’s reforms to money market funds and the amendments to Rule 2a-7 (the “Rule 2a-7 Amendments”) that will become effective on October 14, 2016 (the “Modification Date”). Additionally, the Trustees noted that Prime Portfolio II’s shareholder has agreed to an increased management fee in recognition of the fact that short-term bond funds generally pay higher management fees than do money market funds. In connection with the Advisory Agreement, the Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals proposed to be responsible for the investment and compliance operations of Prime Portfolio II. They also considered the resources, operational structures and practices of the Adviser in managing Prime Portfolio II, in monitoring and securing Prime Portfolio II’s compliance with its investment objectives and policies and with applicable laws and regulations, and in seeking best execution of Prime Portfolio II’s transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser serves as the investment adviser across a broad spectrum of asset classes. Drawing upon the materials provided and their general knowledge of the business of the Adviser and State Street Global Advisers, the investment management division of State Street Bank and Trust Company (“State Street”) with which the Adviser shares all of its senior personnel, the Trustees determined that the Adviser and its affiliates have the experience and resources necessary to manage Prime Portfolio II. On the basis of this review, the Trustees concluded that the nature and extent of the services to be provided by the Adviser to the Trust were appropriate, and could be expected to be of high quality.

Investment Performance of the Trust and the Adviser

As of June 1, 2016, Prime Portfolio II has not yet commenced formal investment operations. As a result, investment performance information is not yet available. The Board considered, however, the performance of Prime Portfolio, and took into account that the Board was generally satisfied with SSGA FM’s management of Prime Portfolio.

Cost of Services to be Provided

The Trustees reviewed an expense comparison report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”). The report compared the advisory and management fees and other expenses proposed for Prime Portfolio II compared to five other short U.S. government funds, and three intermediate U.S. government funds, as classified by Broadridge (the “Expense Group”), selected by Broadridge at the request of counsel to the Independent Trustees. Only institutional funds were considered for inclusion in the group. The Trustees noted that both the contractual and actual management fee and the total expense ratio of Prime Portfolio II were the lowest when compared to the Expense Group. The Trustees concluded that the proposed management fees and estimated total expenses of Prime Portfolio II are reasonable.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2016

Profits to be Realized by the Adviser and its Affiliates

The Trustees considered the profitability of the advisory and administrative arrangements with the Operational Portfolios to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Trustees were also previously provided with the data relating to the profitability to the Adviser from serving as the Adviser and the Administrator of the Operational Portfolios for the fiscal year ended December 31, 2015. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. After further discussion, the Trustees concluded that, to the extent the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

Economies of Scale

The Trustees had considered certain limiting factors with respect to economies of scale to be realized by the Adviser as assets grow, including the increased number of holdings, the increase in the portfolio management and support infrastructure at the Adviser and SSGA FM, and the expansion of the overall securities monitored and reviewed from the investment and credit-worthiness perspectives. The Independent Trustees concluded that Prime Portfolio II’s low investment advisory fee and low estimated total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of Prime Portfolio II grow. The Trustees recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund sub-administrator, custodian and transfer agent. The Trustees noted, among other things, that the Adviser will not utilize soft-dollar arrangements in connection with Prime Portfolio II’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

In considering the approval of the Advisory Agreement, the Independent Trustees did not identify any single Factor (as previously defined) as controlling, but based their recommendation on each of the factors they considered. Each Trustee may have contributed different weight to the various factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Independent Trustees concluded that it would be in the interests of shareholders of Prime Portfolio II that the Board approve the Advisory Agreement.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2016

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
William L. Boyan(1) c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee	Term: Indefinite Elected: 7/16	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999; Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	78	Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008).
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	72
Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee	Term: Indefinite Elected: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	78

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2016

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee	Term: Indefinite Elected: 7/16	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	78
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected:7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	78	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2016

Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee	Term: Indefinite Elected: 7/16
March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; 2003 to 2009, Trustee, Gettysburg College; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003-Present); Board member, Regenesis Biomedical (health care services) (April 2012-present), Chairman, (January 2014 – present).
				78
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee	Term: Indefinite Elected: 7/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	78	Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009).

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2016

George J. Sullivan, Jr. c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee	Term: Indefinite Elected: 2/96	Retired since January 2011; previously, President, Newfound Consultants Inc., a financial consulting firm (1997 – January 2011); Member of the Board of Governors of the Independent Directors Council.	5
Trustee, director of various registered investment companies with multiple portfolios, advised and /or administered by SEI Corporation; Member of the Independent Review Committee for SEI’s Canadian-registered mutual funds.

Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee	Term: Indefinite Elected: 7/16	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	72
Peter Tufano c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1957	Trustee	Term: Indefinite Elected: 2/96	Dean, University of Oxford’s Said Business School (2011– present); Sylvan C. Coleman Senior Associate Dean and Professor of Financial Management at Harvard Business School (1989 – 2011).	5	Trustee, GMO Funds.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee	Term: Indefinite Elected: 7/16	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 - 1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007).	78

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Other Information (Unaudited) – (continued)
December 31, 2016

INTERESTED TRUSTEES(2)(3)
Nicholas Bonn(2) State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 YOB: 1961	Trustee	Term: Indefinite Elected: 2/12
Head of the Securities Finance division of State Street (2010 – 2013); Head of Portfolio Solutions for State Street Global Markets (1992 – 2008) and (2012 – present); Global head of sales for State Street Global Markets and Securities Finance (2009 – 2010); Head of Sales for State Street’s combined trading and lending businesses (2009 – 2010); Managing Director of State Street’s equity trading and transition management business (1992 – 2008); Board Member of Northeastern University’s College of Business (2003-present); Board Member of the Securities Industry and Financial Markets Association (SIFMA) Institutional Brokerage Committee (2011-present); Board Member of ABA Securities Association (ABASA) (2014-present); Board Member of Elkins McSherry, LLC (2001-present).
				5
President, Chief Executive Officer and Chairman of the Board of State Street Global Markets, LLC (2003-present); Board Member of State Street Global Markets International Ltd (2003-2014); Board Member of State Street New Hampshire (2011- 2013).

James E. Ross(3) c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected: 7/16	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Director, State Street Global Markets, LLC (2013 -present); Executive Vice President and Principal, State Street Global Advisors (2006-present); President, SSGA Funds Management, Inc. (2005 – 2012).	265	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).

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Other Information (Unaudited) – (continued)
December 31, 2016

(1)	Mr. Boyan retired as a Trustee of the Trust effective February 15, 2017.
(2)	Mr. Bonn is an Interested Trustee because of his employment by State Street Bank and Trust Company, an affiliate of the Trust.
(3)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 9/12	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992-present).*
H. Owen Nichols State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 YOB: 1974	Vice President	Term: Indefinite Elected: 9/12	Managing Director of the Securities Finance division of State Street (2006 - present).
Elizabeth A. Shea State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 YOB: 1964	Vice President	Term: Indefinite Elected: 10/15
Managing Director, Corporate Compliance of the Securities Finance division of State Street (2015 – present); Vice President, Corporate Compliance of the Securities Finance division of State Street (2002 – 2015).

Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Treasurer	Term: Indefinite Elected: 6/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Deputy Treasurer	Term: Indefinite Elected: 3/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

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Other Information (Unaudited) – (continued)
December 31, 2016

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005- present)*; Managing Director, State Street Global Advisors (2005 – present).*
Darlene Anderson-Vasquez SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 3/16
Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).

Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer, AML Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 10/13
Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – Present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).

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Other Information (Unaudited) – (continued)
December 31, 2016

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Khimmara Greer State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 11/16
Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Trustees
Nicholas Bonn
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
George J. Sullivan, Jr.
Bruce D. Taber
Peter Tufano
Douglas T. Williams

Investment Adviser and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2. Code of Ethics.

As of the end of the period, December 31, 2016, State Street Navigator Securities Lending Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). The Trust has not made any amendments to the Code of Ethics that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Trust has not granted any waivers from any provisions of the Code of Ethics during the covered period. A copy of the Code of Ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has at least one “audit committee financial expert” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. George Sullivan. Mr. Sullivan is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2016 and December 31, 2015, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP (“PwC”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by PwC in connection with the Trust’s statutory and regulatory filings and engagements were $91,716 and $144,126, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2016 and December 31, 2015, there were no fees for assurance and related services by PwC reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2016 and December 31, 2015, the aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $33,560 and $21,420, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2016 and December 31, 2015, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2016 and December 31, 2015, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC to SSGA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee, were $0 and $0, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

“Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

1.
The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

2.
The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

•
Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).”

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2016 and December 31, 2015, the aggregate non-audit fees billed by PwC for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $13,513,444 and $26,124,207, respectively.

(h)
PwC notified the Trust's Audit Committee of all non-audit services that were rendered by PwC to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining PwC’s independence.

Item 5. Disclosure of Audit Committees for Listed Companies.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not have procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics pursuant to in Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(b)
Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Navigator Securities Lending Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 9, 2017

By:	/s/ Chad Hallett
Chad Hallett
Treasurer (Principal Financial and Accounting Officer)

Date:	March 9, 2017